Inventories, Net	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

At June 30, 2024 and December 31, 2023, inventories consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Purchased goods	$209,513	$236,739
Less: reserve for obsolete inventories	(16,830)	(17,234)
Total	$192,683	$219,505

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.